SEGMENT INFORMATION (Schedule of Segment Assets and Segment Liabilities by Geographical Area) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Assets and liabilities
Segment assets	$ 125,230	$ 156,722
Unallocated assets:
Income tax assets (current and deferred)	10,137	15,761
Cash and cash equivalents and short-term investments	23,564	77,109	$ 101,953	$ 9,102
Total assets as reported in the Group balance sheet	192,974	249,592
Segment liabilities	116,636	122,329
Unallocated liabilities:
Income tax liabilities (current and deferred)	11,142	18,361
Total liabilities as reported in the Group balance sheet	127,778	140,865
Americas [Member]
Assets and liabilities
Segment assets	88,714	93,589
Unallocated assets:
Segment liabilities	11,486	9,746
Ireland [Member]
Assets and liabilities
Segment assets	36,513	63,062
Unallocated assets:
Segment liabilities	104,901	108,049
Other [Member]
Assets and liabilities
Segment assets	3	71
Unallocated assets:
Segment liabilities	$ 249	$ 4,534